ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	$ 4,454	$ 5,413	$ 2,848
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 7 months 28 days
Customer Relationships [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 9 months
Order or Production Backlog [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year